OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
OTHER LIABILITIES
OTHER LIABILITIES

22)  OTHER LIABILITIES

	12.31.18	12.31.17
Authorization licenses (1)	124,807	258,742
Liabilities with related parties (Note 28)	31,716	125,987
Payment for license renewal (2)	222,143	167,536
Third-party withholdings (3)	120,711	144,593
Deficit in post-employment benefit plans (Note 30)	679,478	531,938
Amounts to be refunded to subscribers	56,897	189,380
Other liabilities	61,957	72,893
Total	1,297,709	1,491,069
Current	368,376	718,468
Non-current	929,333	772,601

(1)   As at December 31, 2017, this included a portion of the Company's liability arising from an agreement entered into with ANATEL, whereby the operators that won the auction of the 4G licenses organized Entidade Administradora do Processo de Redistribuição e Digitalização de Canais de TV e RTV ("EAD"), which will be responsible for equally performing all TV and RTV channel redistribution procedures and solutions to harmful interference in radio communication systems, in addition to other operations in which the winning operators have obligations, as defined in the agreement. On January 31, 2018, the Company paid R$142,862 to EAD, referring to the last installments of the auction of 700 MHz national frequency bands for the provision of SMP, performed by ANATEL on September 30, 2014.

(2)   This refers to the cost of renewing STFC and SMP licenses.

(3)   This refers to payroll withholdings and taxes withheld from pay-outs of interest on equity and on provision of services.